Net Income Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Schedule of Computation of Basic and Diluted Net Income Per Share [Line Items]
Net income attributable to Qihoo 360 Technology Co., Ltd	$ 222,768		$ 99,652		$ 46,746
Weighted average shares outstanding used in computing basic net income per share	185,107,216		180,476,681		176,442,866
Effect of dilutive securities:
Plus incremental weighted average ordinary shares from assumed exercise of stock options and nonvested shares using the treasury stock method	12,384,156		12,560,169		7,180,369
Weighted average shares outstanding used in computing diluted net income per share	197,491,372		193,036,850		183,623,235
Net income per Share, basic	$ 1.20		$ 0.55		$ 0.26
Net income per Share, diluted	$ 1.13		$ 0.52		$ 0.25
Class A and Class B ordinary shares [Member]
Schedule of Computation of Basic and Diluted Net Income Per Share [Line Items]
Net income attributable to Qihoo 360 Technology Co., Ltd	218,920		96,477		44,697
Weighted average shares outstanding used in computing basic net income per share	181,909,716		174,727,288		168,709,221
Effect of dilutive securities:
Weighted average shares outstanding used in computing diluted net income per share	197,491,372	[1]	193,036,850	[1]	183,623,235	[1]
Net income per Share, basic	$ 1.20		$ 0.55		$ 0.26
Net income per Share, diluted	$ 1.13		$ 0.52		$ 0.25
Participating Unvested Shares [Member]
Schedule of Computation of Basic and Diluted Net Income Per Share [Line Items]
Net income attributable to Qihoo 360 Technology Co., Ltd	3,848	[1]	3,175	[1]	2,049	[1]
Undistributed earnings allocated to participating unvested shares	$ 3,848	[1]	$ 3,175	[1]	$ 2,049	[1]
Weighted average shares outstanding used in computing basic net income per share	3,197,500		5,749,393		7,733,645
Effect of dilutive securities:
Net income per Share, basic	$ 1.20		$ 0.55		$ 0.26

[1]	The net income attributable to Qihoo 360 Technology Co. Ltd. was allocated among Class A and Class B ordinary shares, and certain nonvested shares pro rata on the basis of their right to participate in dividends.